Marketable Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Marketable Securities [Abstract]
Schedule of Movement in this Account

The table below summarizes the movement in this account as of:

	March 31, 2025	December 31, 2024
Fair value – beginning of period	$115,000	$403,000
Change in fair value	(66,000)	(288,000)
Balance – end of period	$49,000	$115,000

The table below summarizes the movement in this account for the years ended December 31,

	2024	2023
Fair value beginning of period	$403,000	$235,000
Change in fair value	(288,000)	168,000
Balance end of period	$115,000	$403,000